Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Consolidated net loss	$ (11,809)	$ (7,436)	$ (10,657)	$ (6,625)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	713	940	1,245	914
Amortization of intangible assets	264	274	363	358
Depreciation	987	263	577	5
Loss on abandonment of intangible assets	0	33	33	48
Changes in operating assets and liabilities
Accounts receivable - trade	357	(9)	(39)	(240)
Accounts receivable - unbilled	122	0	(122)	0
Work in process	(38)	(58)	(22)	0
Prepaid expenses and other current assets	(110)	(136)	(82)	(64)
Security deposit	3	(28)	(28)	0
Accounts payable	7	342	(125)	806
Accrued expenses	37	489	761	73
Deferred revenue	69	76	24	0
Net cash used in operating activities	(9,398)	(5,250)	(8,072)	(4,725)
Cash flows from investing activities:
Additions to intangible assets	(259)	0	0	(202)
Purchases of fixed assets	(809)	(8)	(68)	(13)
Net cash used in investing activities	(1,068)	(8)	(68)	(215)
Cash flows from financing activities:
Proceeds from sale of common stock	0	2,178	6,220	10,000
Proceeds from exercise of warrants	0	1,009	1,009	867
Capital contribution - noncontrolling interest	0	15,000	15,000	0
Payment of capital lease obligation	(126)	(525)	(565)	0
Net cash (used in) provided by financing activities	(126)	17,662	21,664	10,867
Effect of exchange rate changes	0	(5)	(4)	(23)
Net (decrease) increase in cash	(10,592)	12,399	13,520	5,904
Cash - beginning of period	23,014	9,494	9,494	3,590
Cash - end of period	12,422	21,893	23,014	9,494
Schedule of non-cash activities:
Issuance of preferred stock for acquisition of additional interest in subsidiary	12,499	0
Unpaid intangible assets included in accounts payable	197	87	129	0
Fixed assets included in accounts payable in FY 2016, paid in FY 2017	71	0
Unpaid fixed assets included in accounts payable	468	17	71	0
Purchases of fixed assets financed by capital lease	0	26,000	26,000	0
Unpaid intangible assets included in accrued expenses - net			0	(12)
Supplemental cash flow information:
Cash paid during the period for interest	$ 1,449	$ 0	$ 485	$ 0